Risk management - Trading Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Jan. 02, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Balance sheet amount
Cash and cash equivalents	€ 113,663.0	€ 110,995.0	€ 110,995.0	€ 76,454.0	€ 77,751.0
Financial assets held for trading	92,879.0	125,618.0	125,458.0	148,187.0
Non-trading financial assets mandatorily at fair value through profit or loss	10,730.0	4,987.0
Financial assets designated at fair value through profit or loss	57,460.0	42,075.0	34,782.0	31,609.0
Financial assets at fair value through other comprehensive income	121,091.0	126,353.0
Financial assets at amortised cost	946,099.0	909,094.0
Hedging derivatives, Assets	8,607.0		8,537.0	10,377.0
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,088.0		1,287.0	1,481.0
Other assets	9,348.0		9,766.0	8,447.0
Total assets	1,459,271.0	1,443,069.0	1,444,305.0	1,339,125.0
Financial liabilities held for trading	70,343.0	107,634.0	107,624.0	108,765.0
Financial liabilities designated at fair value through profit or loss	68,058.0	59,616.0	59,616.0	40,263.0
Financial liabilities at amortised cost	1,171,630.0	1,126,069.0	1,126,069.0	1,044,240.0
Hedging derivatives, Liabilities	6,363.0	8,034.0	8,044.0	8,156.0
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	303.0	330.0	330.0	448.0
Other liabilities	13,088.0		12,591.0	11,070.0
Liabilities	1,351,910.0	1,337,707.0	1,337,472.0	1,236,426.0
Total equity	107,361.0	€ 105,362.0	106,833.0	102,699.0	€ 98,753.0
Market risk
Balance sheet amount
Cash and cash equivalents	113,663.0
Financial assets held for trading	92,879.0
Non-trading financial assets mandatorily at fair value through profit or loss	10,730.0
Financial assets designated at fair value through profit or loss	57,460.0
Financial assets at fair value through other comprehensive income	121,091.0
Financial assets at amortised cost	946,099.0
Hedging derivatives, Assets	8,607.0
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,088.0
Other assets	107,654.0
Total assets	1,459,271.0
Financial liabilities held for trading	70,343.0
Financial liabilities designated at fair value through profit or loss	68,058.0
Financial liabilities at amortised cost	1,171,630.0
Hedging derivatives, Liabilities	6,363.0
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	303.0
Other liabilities	35,213.0
Liabilities	1,351,910.0
Total equity	€ 107,361.0
Value At Risk Metric
Balance sheet amount
VaR confidence level, percent	99.00%
Time frame, historical simulation	1 day
Time frame from reference date	2 years
Number of figures calculated daily for VaR | item	2
Financial assets held for trading	€ 92,140.0
Non-trading financial assets mandatorily at fair value through profit or loss	9,327.0
Financial assets designated at fair value through profit or loss	56,584.0
Hedging derivatives, Assets	8,586.0
Financial liabilities held for trading	70,054.0
Financial liabilities designated at fair value through profit or loss	67,909.0
Hedging derivatives, Liabilities	€ 6,357.0
Value At Risk Metric | Minimum
Balance sheet amount
Time frame from reference date	520 days
Trading market risk
Balance sheet amount
VaR confidence level, percent	99.00%
Main market risk metric
VaR	€ 11.3		10.2	17.9
Trading market risk | Minimum
Main market risk metric
VaR	6.4		9.7
Interest rate risk
Balance sheet amount
Cash and cash equivalents	113,663.0
Financial assets designated at fair value through profit or loss	876.0
Financial assets at amortised cost	946,099.0
CHANGES IN THE FAIR VALUE OF HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	1,088.0
Financial liabilities designated at fair value through profit or loss	149.0
Changes in the fair value of hedged items in portfolio hedges of interest rate risk, Liabilities	303.0
Main market risk metric
VaR	9.7		7.9	17.9
Interest rate risk | Minimum
Main market risk metric
VaR	5.9
Interest rate; credit spread
Balance sheet amount
Financial assets held for trading	739.0
Financial assets at fair value through other comprehensive income	121,091.0
Financial liabilities held for trading	289.0
Financial liabilities at amortised cost	1,171,630.0
Interest rate; equities
Balance sheet amount
Non-trading financial assets mandatorily at fair value through profit or loss	1,403.0
Equity price risk
Main market risk metric
VaR	2.8		€ 1.9	€ 1.4
Equity price risk | Minimum
Main market risk metric
VaR	0.8
Interest and exchange rates
Balance sheet amount
Hedging derivatives, Assets	21.0
Hedging derivatives, Liabilities	€ 6.0